united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH     45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	12/31

Date of reporting period:	12/31/24

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Crawford Large Cap Dividend Fund

Class C (CDGCX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Crawford Large Cap Dividend Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.  You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$207	1.97%

How did the Fund perform during the reporting period?

Despite some slowing down in the fourth quarter, 2024 marked another year of above-average returns for the stock market. The second half of the year presented a mixed bag of performance. Shortly after mid-year, economic data began to indicate that inflation was slowing and employment growth trends were softening. In turn, we saw a shift in investor sentiment and preferences that directly benefited the Fund in the third quarter. Stock market leadership broadened out from trends earlier in the year, and investors were also evidencing a strong preference for higher-quality, value-oriented stocks. Unfortunately, the broadening out of participation among the larger range of stocks reverted again to a more concentrated market with an emphasis on a few large, dominant companies in the fourth quarter.

In 2024, the Fund produced a total return of 10.30%. The Russell 1000® Value Index, returned 14.37% for the same period.

We note that in periods of above-average returns such as this, our holdings typically do not participate to the full extent. Financials represented the primary sector where our higher-quality holdings struggled to keep up with the benchmark in 2024 as this was the best-performing sector in the Russell 1000® Value Index by far given the bank rally. There were only two negative sectors in the benchmark for the year, and as expected, the Fund’s underweight to Materials and allocation to high-quality Health Care stocks supported performance. This demonstrates the value-add of our fund and its ability to protect capital when returns are negative.

The Fund continues to maintain a high-quality orientation, and we believe the portfolio is well-positioned to obtain attractive, long-term, risk-adjusted returns. Our expectation is that the stock market will more fully recognize the favorable financial characteristics and consistency of our holdings, benefiting our fund investors. We have high conviction in the ability of the companies owned to prosper through an uncertain environment.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Crawford Large Cap Dividend Fund - Class C
Russell 1000® Index
Russell 1000® Value Index
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$34,254
$33,560
$22,580
$19,882
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Crawford Large Cap Dividend Fund - Class C	Russell 1000® Index	Russell 1000® Value Index	S&P 500® Index
Dec-2014	$10,000	$10,000	$10,000	$10,000
Dec-2015	$9,225	$10,092	$9,617	$10,138
Dec-2016	$10,572	$11,308	$11,285	$11,351
Dec-2017	$11,941	$13,761	$12,827	$13,829
Dec-2018	$11,364	$13,102	$11,767	$13,223
Dec-2019	$14,450	$17,220	$14,890	$17,386
Dec-2020	$15,354	$20,830	$15,306	$20,585
Dec-2021	$18,536	$26,340	$19,157	$26,494
Dec-2022	$16,993	$21,302	$17,713	$21,696
Dec-2023	$18,025	$26,953	$19,743	$27,399
Dec-2024	$19,882	$33,560	$22,580	$34,254

Average Annual Total Returns

	1 Year	5 Years	10 Years
Crawford Large Cap Dividend Fund - Class C
Without Load	10.30%	6.59%	7.11%
With Load	10.30%	6.59%	7.11%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$57,557,478
Number of Portfolio Holdings	40
Advisory Fee	$295,450
Portfolio Turnover	15%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
21.4%
Technology
20.9%
Health Care
17.4%
Industrials
15.4%
Consumer Staples
10.4%
Consumer Discretionary
5.0%
Utilities
2.9%
Communications
2.5%
Money Market Funds
1.2%
Real Estate
1.2%
Energy
1.1%
Other Assets in Excess of Liabilities
0.6%

Value	Value
Other Assets in Excess of Liabilities	0.6%
Energy	1.1%
Real Estate	1.2%
Money Market Funds	1.2%
Communications	2.5%
Utilities	2.9%
Consumer Discretionary	5.0%
Consumer Staples	10.4%
Industrials	15.4%
Health Care	17.4%
Technology	20.9%
Financials	21.4%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Crawford Large Cap Dividend Fund - Class C (CDGCX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.crawfordinvestment.com/mutual-funds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-CDGCX

Crawford Large Cap Dividend Fund

Class I (CDGIX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Crawford Large Cap Dividend Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.  You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.97%

How did the Fund perform during the reporting period?

Despite some slowing down in the fourth quarter, 2024 marked another year of above-average returns for the stock market. The second half of the year presented a mixed bag of performance. Shortly after mid-year, economic data began to indicate that inflation was slowing and employment growth trends were softening. In turn, we saw a shift in investor sentiment and preferences that directly benefited the Fund in the third quarter. Stock market leadership broadened out from trends earlier in the year, and investors were also evidencing a strong preference for higher-quality, value-oriented stocks. Unfortunately, the broadening out of participation among the larger range of stocks reverted again to a more concentrated market with an emphasis on a few large, dominant companies in the fourth quarter.

In 2024, the Fund produced a total return of 11.38%. The Russell 1000® Value Index, returned 14.37% for the same period.

We note that in periods of above-average returns such as this, our holdings typically do not participate to the full extent. Financials represented the primary sector where our higher-quality holdings struggled to keep up with the benchmark in 2024 as this was the best-performing sector in the Russell 1000® Value Index by far given the bank rally. There were only two negative sectors in the benchmark for the year, and as expected, the Fund’s underweight to Materials and allocation to high-quality Health Care stocks supported performance. This demonstrates the value-add of our fund and its ability to protect capital when returns are negative.

The Fund continues to maintain a high-quality orientation, and we believe the portfolio is well-positioned to obtain attractive, long-term, risk-adjusted returns. Our expectation is that the stock market will more fully recognize the favorable financial characteristics and consistency of our holdings, benefiting our fund investors. We have high conviction in the ability of the companies owned to prosper through an uncertain environment.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Crawford Large Cap Dividend Fund - Class I
Russell 1000® Index
Russell 1000® Value Index
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$34,254
$33,560
$22,580
$21,970
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Crawford Large Cap Dividend Fund - Class I	Russell 1000® Index	Russell 1000® Value Index	S&P 500® Index
Dec-2014	$10,000	$10,000	$10,000	$10,000
Dec-2015	$9,314	$10,092	$9,617	$10,138
Dec-2016	$10,782	$11,308	$11,285	$11,351
Dec-2017	$12,300	$13,761	$12,827	$13,829
Dec-2018	$11,812	$13,102	$11,767	$13,223
Dec-2019	$15,191	$17,220	$14,890	$17,386
Dec-2020	$16,303	$20,830	$15,306	$20,585
Dec-2021	$19,876	$26,340	$19,157	$26,494
Dec-2022	$18,398	$21,302	$17,713	$21,696
Dec-2023	$19,726	$26,953	$19,743	$27,399
Dec-2024	$21,970	$33,560	$22,580	$34,254

Average Annual Total Returns

	1 Year	5 Years	10 Years
Crawford Large Cap Dividend Fund - Class I	11.38%	7.66%	8.19%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$57,557,478
Number of Portfolio Holdings	40
Advisory Fee	$295,450
Portfolio Turnover	15%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Energy	1.1%
Real Estate	1.2%
Money Market Funds	1.2%
Communications	2.5%
Utilities	2.9%
Consumer Discretionary	5.0%
Consumer Staples	10.4%
Industrials	15.4%
Health Care	17.4%
Technology	20.9%
Financials	21.4%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Crawford Large Cap Dividend Fund - Class I (CDGIX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.crawfordinvestment.com/mutual-funds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-CDGIX

Crawford Multi-Asset Income Fund

 (CMALX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Crawford Multi-Asset Income Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.  You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
	$105	0.99%

How did the Fund perform during the reporting period?

Despite some slowing down in the fourth quarter, 2024 marked another year of above-average returns for the stock market. Shortly after mid-year, economic data began to indicate that inflation was slowing and employment growth trends were softening. In turn, we saw a shift in investor sentiment and preferences that directly benefited the Fund in the third quarter. Stock market leadership broadened out from trends earlier in the year, and investors were also evidencing a strong preference for higher-quality, value-oriented stocks. Unfortunately, the broadening out of participation among the larger range of stocks reverted again to a more concentrated market with an emphasis on a few large, dominant companies in the fourth quarter. While bond yields increased rather sharply toward the end of the fourth quarter, we believe the progression of the economic and interest rate cycle has not changed, just slowed a bit. The coming year will likely include bouts of volatility in the fixed income markets as we work our way through promised economic and tax reforms.

In 2024, the Fund produced a total return of 11.35% compared to 10.51% for the NASDAQ US Multi-Asset Diversified Income Total Return Index. We are pleased with the Fund’s outperformance, and it can primarily be attributed to the strength of the Fund’s Energy Infrastructure holdings. The Fund’s portfolio management process focuses on generating a high level of current income. Allocations to various asset categories such as high-dividend equities, preferred stocks, corporate bonds, real estate investment trusts, and energy infrastructure companies will vary over time as changes occur in individual security pricing and based on the overall income opportunity set.

We believe that the income-producing ability of the Fund is intact and will continue to serve shareholders well going forward. We move into the new calendar year with confidence in the Fund’s ability to continue to provide steady income regardless of prevailing market conditions.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Crawford Multi-Asset Income Fund
NASDAQ US Multi-Asset Diversified Income Total Return Index
Russell 3000® Index
$30,000
$20,000
$10,000
$0
$25,613
$14,485
$13,747
Sep-2017
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Crawford Multi-Asset Income Fund	NASDAQ US Multi-Asset Diversified Income Total Return Index	Russell 3000® Index
Sep-2017	$10,000	$10,000	$10,000
Dec-2017	$10,014	$10,156	$10,779
Dec-2018	$9,528	$9,621	$10,214
Dec-2019	$11,457	$11,463	$13,382
Dec-2020	$10,656	$9,860	$16,178
Dec-2021	$12,350	$11,524	$20,329
Dec-2022	$12,226	$11,097	$16,424
Dec-2023	$13,008	$12,439	$20,688
Dec-2024	$14,485	$13,747	$25,613

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 12, 2017)
Crawford Multi-Asset Income Fund	11.35%	4.80%	5.21%
NASDAQ US Multi-Asset Diversified Income Total Return Index	10.51%	3.70%	4.46%
Russell 3000® Index	23.81%	13.86%	13.75%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$145,173,475
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$1,007,575
Portfolio Turnover	19%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
25.9%
Real Estate
20.7%
Energy
16.9%
Utilities
14.8%
Health Care
5.4%
Consumer Staples
5.0%
Technology
4.6%
Money Market Funds
2.5%
Industrials
1.9%
Communications
1.9%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Communications	1.9%
Industrials	1.9%
Money Market Funds	2.5%
Technology	4.6%
Consumer Staples	5.0%
Health Care	5.4%
Utilities	14.8%
Energy	16.9%
Real Estate	20.7%
Financials	25.9%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Crawford Multi-Asset Income Fund -  (CMALX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.crawfordinvestment.com/mutual-funds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-CMALX

Crawford Small Cap Dividend Fund

Class I (CDOFX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Crawford Small Cap Dividend Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.  You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.99%

How did the Fund perform during the reporting period?

Despite some slowing down in the fourth quarter, 2024 marked another year of above-average returns for the stock market. Shortly after mid-year, economic data began to indicate that inflation was slowing and employment growth trends were softening. In turn, we saw a shift in investor sentiment and preferences that directly benefited the Fund in the third quarter. Stock market leadership broadened out from trends earlier in the year, and investors were also evidencing a strong preference for higher-quality, value-oriented stocks. Unfortunately, the broadening out of participation among the larger range of stocks reverted again to a more concentrated market with an emphasis on a few large, dominant companies in the fourth quarter.

In 2024, the Fund produced a total return of 10.45%. The Russell 2000® Index, returned 11.54% for the same period.

For the year, we note that in periods of above-average returns such as this, our holdings typically do not participate to the full extent. However, dividend payers and high-quality businesses with higher ROE and lower debt outperformed. This environment was constructive for our approach, but growth stocks outperformed value stocks. This detracted from relative performance given the Fund’s valuation sensitivity. The Fund’s high-quality businesses within both Financials and Energy outperformed the benchmark substantially in 2024. However, our Information Technology and Consumer Staples holdings could not keep up with those in the benchmark, both benchmark sectors earning 20+% returns for the year, led by lower-quality companies.

We continue to believe the Fund is positioned to benefit from an information advantage in smaller-cap stocks and a behavioral bias among investors against more consistent, predictable, dividend-paying small cap companies. Quality is a durable and persistent factor in small cap investing that favorably influences both risk and return. We have high conviction in the ability of the companies owned to prosper through an uncertain environment.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Crawford Small Cap Dividend Fund - Class I
Russell 2000® Index
Russell 3000® Index
$40,000
$30,000
$20,000
$10,000
$0
$32,604
$21,761
$21,223
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Crawford Small Cap Dividend Fund - Class I	Russell 2000® Index	Russell 3000® Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,770	$9,559	$10,048
Dec-2016	$12,403	$11,595	$11,327
Dec-2017	$14,132	$13,294	$13,721
Dec-2018	$13,052	$11,830	$13,002
Dec-2019	$15,843	$14,849	$17,035
Dec-2020	$16,397	$17,813	$20,593
Dec-2021	$20,015	$20,453	$25,877
Dec-2022	$17,189	$16,273	$20,907
Dec-2023	$19,702	$19,028	$26,334
Dec-2024	$21,761	$21,223	$32,604

Average Annual Total Returns

	1 Year	5 Years	10 Years
Crawford Small Cap Dividend Fund - Class I	10.45%	6.55%	8.09%
Russell 2000® Index	11.54%	7.40%	7.82%
Russell 3000® Index	23.81%	13.86%	12.55%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$330,447,633
Number of Portfolio Holdings	68
Advisory Fee (net of waivers)	$2,568,634
Portfolio Turnover	22%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
29.0%
Financials
20.1%
Consumer Discretionary
9.7%
Health Care
9.6%
Technology
8.2%
Consumer Staples
7.1%
Real Estate
6.1%
Money Market Funds
4.0%
Materials
2.7%
Energy
2.1%
Utilities
1.4%

Value	Value
Utilities	1.4%
Energy	2.1%
Materials	2.7%
Money Market Funds	4.0%
Real Estate	6.1%
Consumer Staples	7.1%
Technology	8.2%
Health Care	9.6%
Consumer Discretionary	9.7%
Financials	20.1%
Industrials	29.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Crawford Small Cap Dividend Fund - Class I (CDOFX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.crawfordinvestment.com/mutual-funds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-CDOFX

(b)	Not applicable

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 19(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.

(a)(2)	Freddie Jacobs, Jr. is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

Crawford Funds:	FY 2024	$50,550
	FY 2023	$46,500

(b)	Audit-Related Fees

Registrant

Crawford Funds:	FY 2024	$0
	FY 2023	$0

(c)	Tax Fees

Registrant

Crawford Funds:	FY 2024	$9,900
	FY 2023	$9,900

Nature of the fees:	Preparation of the 1120 RIC and Excise review

(d)	All Other Fees

Auer Growth Fund:	FY 2024	$0
	FY 2023	$0

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2024	$0	$0
FY 2023	$0	$0

(h)	Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Companies.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Annual Financial Statements and Additional Information December 31, 2024

CDGIX	Crawford Large Cap Dividend Fund Class I

CDGCX	Crawford Large Cap Dividend Fund Class C

CDOFX	Crawford Small Cap Dividend Fund Class I

CMALX	Crawford Multi-Asset Income Fund

For a prospectus and more information, including charges and expenses call (800) 431-1716. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.	Fund Investment Adviser: Crawford Investment Counsel, Inc. 600 Galleria Parkway SE, Suite 1650 Atlanta, GA 30339 www.CrawfordInvestmentFunds.com
Distributed by
Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

Crawford Large Cap Dividend Fund

Schedule of Investments

December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 98.22%

Communications — 2.52%
Omnicom Group, Inc.	16,850	$1,449,774

Consumer Discretionary — 5.00%
Genuine Parts Co.	9,940	1,160,594
Home Depot, Inc. (The)	4,410	1,715,446
		2,876,040
Consumer Staples — 10.48%
Coca-Cola Co. (The)	28,000	1,743,280
Mondelez International, Inc., Class A	15,850	946,721
Philip Morris International, Inc.	16,750	2,015,862
Procter & Gamble Co. (The)	7,900	1,324,435
		6,030,298
Energy — 1.07%
Canadian Natural Resources Ltd.	20,000	617,400

Financials — 21.39%
American Express Co.	9,900	2,938,221
BlackRock, Inc.	1,700	1,742,687
Charles Schwab Corp. (The)	15,000	1,110,150
Intercontinental Exchange, Inc.	6,200	923,862
JPMorgan Chase & Co.	5,800	1,390,318
Marsh & McLennan Companies, Inc.	5,650	1,200,117
Visa, Inc., Class A	5,050	1,596,002
Willis Towers Watson PLC	4,498	1,408,953
		12,310,310
Health Care — 17.40%
AbbVie, Inc.	11,500	2,043,550
AstraZeneca PLC - ADR	25,000	1,638,000
Johnson & Johnson	9,140	1,321,827
Medtronic PLC	20,000	1,597,600
Merck & Co., Inc.	19,730	1,962,740
Quest Diagnostics, Inc.	7,000	1,056,020
Stryker Corp.	1,100	396,055
		10,015,792
Industrials — 15.44%
CSX Corp.	20,000	645,400
Honeywell International, Inc.	7,750	1,750,648
Johnson Controls International PLC	28,100	2,217,933
RTX Corp.	10,500	1,215,060
TE Connectivity PLC	10,000	1,429,700
United Parcel Service, Inc., Class B	12,930	1,630,473
		8,889,214
Real Estate — 1.19%
Alexandria Real Estate Equities, Inc.	7,000	682,850

See accompanying notes which are an integral part of these financial statements.

Crawford Large Cap Dividend Fund

Schedule of Investments (continued)

December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 98.22% - (continued)

Technology — 20.86%
Accenture PLC, Class A	5,390	$1,896,148
Amdocs Ltd.	14,500	1,234,530
Global Payments, Inc.	7,500	840,450
Microsoft Corp.	9,120	3,844,080
S&P Global, Inc.	3,300	1,643,499
SAP SE - ADR	4,000	984,840
Texas Instruments, Inc.	8,350	1,565,709
		12,009,256
Utilities — 2.87%
American Electric Power Company, Inc.	5,700	525,711
WEC Energy Group, Inc.	12,000	1,128,480
		1,654,191
Total Common Stocks (Cost $28,457,406)		56,535,125

MONEY MARKET FUNDS - 1.20%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.31%(a)	689,915	689,915
Total Money Market Funds (Cost $689,915)		689,915

Total Investments — 99.42% (Cost $29,147,321)		57,225,040
Other Assets in Excess of Liabilities — 0.58%		332,438
NET ASSETS — 100.00%		$57,557,478

(a)	Rate disclosed is the seven day effective yield as of December 31, 2024.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund

Schedule of Investments

December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 95.93%

Consumer Discretionary — 9.68%
Academy Sports & Outdoors, Inc.	119,710	$6,886,916
Carter’s, Inc.	68,574	3,716,025
Columbia Sportswear Co.	49,300	4,137,749
HNI Corp.	96,711	4,871,333
Lakeland Industries, Inc.	125,643	3,210,179
Monro, Inc.	102,107	2,532,254
Rocky Brands, Inc.	135,245	3,083,586
Shoe Carnival, Inc.	107,073	3,541,975
		31,980,017
Consumer Staples — 7.07%
Flowers Foods, Inc.	146,551	3,027,744
Inter Parfums, Inc.	27,242	3,582,595
J&J Snack Foods Corp.	28,290	4,388,627
MGP Ingredients, Inc.	42,234	1,662,753
Phibro Animal Health Corp., Class A	148,777	3,124,317
Turning Point Brands, Inc.	71,618	4,304,242
Utz Brands, Inc.	209,826	3,285,875
		23,376,153
Energy — 2.07%
DT Midstream, Inc.	68,805	6,841,281

Financials — 20.12%
Artisan Partners Asset Management, Inc., Class A	77,308	3,328,109
BancFirst Corp.	40,642	4,762,430
First Hawaiian, Inc.	127,437	3,306,990
Hamilton Lane, Inc., Class A	33,300	4,930,065
Hanover Insurance Group, Inc.	48,459	7,494,668
Lazard, Inc.	102,909	5,297,755
Old Republic International Corp.	193,308	6,995,817
Piper Sandler Companies	9,447	2,833,628
SouthState Corp.	46,362	4,612,092
Stock Yards Bancorp, Inc.	74,960	5,367,886
Trico Bancshares	116,344	5,084,233
Walker & Dunlop, Inc.	43,662	4,244,383
Webster Financial Corp.	69,386	3,831,495
WSFS Financial Corp.	82,949	4,407,080
		66,496,631
Health Care — 9.61%
CONMED Corp.	92,566	6,335,217
Embecta Corp.	248,233	5,126,011
LeMaitre Vascular, Inc.	76,702	7,067,323
Perrigo Co. PLC	244,906	6,296,533
U.S. Physical Therapy, Inc.	77,945	6,914,501
		31,739,585

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund

Schedule of Investments (continued)

December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 95.93% - (continued)

Industrials — 29.05%
AZZ, Inc.	81,701	$6,692,946
Belden, Inc.	62,194	7,003,667
Cactus, Inc., Class A	61,446	3,585,989
Cadre Holdings, Inc.	119,126	3,847,770
ESCO Technologies, Inc.	50,171	6,683,279
Franklin Electric Co., Inc.	56,218	5,478,444
H&R Block, Inc.	58,921	3,113,386
Hackett Group, Inc. (The)	237,086	7,283,281
Hexcel Corp.	67,899	4,257,267
Information Services Group, Inc.	619,637	2,069,588
Landstar System, Inc.	18,218	3,130,945
Littelfuse, Inc.	21,902	5,161,206
Moog, Inc., Class A	33,045	6,504,578
MSC Industrial Direct Co., Inc., Class A	59,215	4,422,768
Mueller Water Products, Inc.	301,964	6,794,189
Standex International, Inc.	36,212	6,771,282
Tennant Co.	37,187	3,031,856
Valmont Industries, Inc.	21,298	6,531,458
Woodward, Inc.	21,690	3,609,650
		95,973,549
Materials — 2.68%
HB Fuller Co.	87,754	5,921,640
WD-40 Co.	12,150	2,948,562
		8,870,202
Real Estate — 6.06%
Independence Realty Trust, Inc.	325,293	6,453,813
National Storage Affiliates Trust	135,079	5,120,845
STAG Industrial, Inc.	118,778	4,017,072
Terreno Realty Corp.	75,000	4,435,500
		20,027,230
Technology — 8.20%
American Software, Inc., Class A	549,331	6,086,588
CTS Corp.	79,841	4,210,016
Pegasystems, Inc.	60,814	5,667,865
Power Integrations, Inc.	92,999	5,738,038
Sapiens International Corp. NV	123,761	3,325,458
Simulations Plus, Inc.	74,473	2,077,052
		27,105,017
Utilities — 1.39%
Black Hills Corp.	78,352	4,585,159

Total Common Stocks (Cost $242,799,480)		316,994,824

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund

Schedule of Investments (continued)

December 31, 2024

	Shares	Fair Value
MONEY MARKET FUNDS - 4.04%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.31%(a)	13,363,787	$13,363,787
Total Money Market Funds (Cost $13,363,787)		13,363,787

Total Investments — 99.97% (Cost $256,163,267)		330,358,611
Other Assets in Excess of Liabilities — 0.03%		89,022
NET ASSETS — 100.00%		$330,447,633

(a)	Rate disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund

Schedule of Investments

December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 52.42%

Communications — 1.87%
Verizon Communications, Inc.	67,860	$2,713,721

Consumer Staples — 5.05%
Kraft Heinz Co. (The)	84,340	2,590,081
Philip Morris International, Inc.	39,360	4,736,976
		7,327,057
Energy — 14.87%
Canadian Natural Resources Ltd.	89,910	2,775,522
Chevron Corp.	23,270	3,370,427
Kinder Morgan, Inc.	189,540	5,193,396
Kinetik Holdings, Inc.	56,335	3,194,758
ONEOK, Inc.	34,175	3,431,170
Williams Companies, Inc. (The)	66,860	3,618,463
		21,583,736
Financials — 4.24%
Huntington Bancshares, Inc.	204,570	3,328,354
Prudential Financial, Inc.	23,890	2,831,682
		6,160,036
Health Care — 5.37%
AbbVie, Inc.	19,670	3,495,359
Perrigo Co. PLC	49,180	1,264,418
Pfizer, Inc.	114,460	3,036,624
		7,796,401
Industrials — 1.88%
United Parcel Service, Inc., Class B	21,640	2,728,804

Real Estate — 10.60%
Alexandria Real Estate Equities, Inc.	18,130	1,768,582
Crown Castle International Corp.	23,610	2,142,844
Four Corners Property Trust, Inc.	130,810	3,550,182
Healthpeak Properties, Inc.	157,833	3,199,275
Mid-America Apartment Communities, Inc.	9,120	1,409,678
WP Carey, Inc.	60,995	3,323,008
		15,393,569
Technology — 1.94%
American Software, Inc., Class A	59,020	653,942
International Business Machines Corp.	9,840	2,163,127
		2,817,069
Utilities — 6.60%
American Electric Power Company, Inc.	31,470	2,902,478
Dominion Energy, Inc.	41,310	2,224,957
Duke Energy Corp.	41,330	4,452,894
		9,580,329
Total Common Stocks (Cost $68,993,123)		76,100,722

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund

Schedule of Investments (continued)

December 31, 2024

	Shares	Fair Value
PREFERRED STOCKS — 27.35%

Financials — 14.47%
AGNC Investment Corp., Series G, 7.75%	84,588	$2,181,525
American Express Co., Series D, 3.55%	3,734,000	3,599,214
Annaly Capital Management, Inc., Series F, 6.95%	73,700	1,896,301
Bank of America Corp., Series KK, 5.38%	9,830	222,846
Invesco Mortgage Capital, Inc., Series C, 7.50%	123,930	3,004,063
M&T Bank Corp., Series J, 7.50%	48,900	1,301,718
Two Harbors Investment Corp., Series B, 7.63%	167,200	3,857,303
Wells Fargo & Co., Series L, 7.50%	4,150	4,956,387
		21,019,357
Real Estate — 7.42%
Armada Hoffler Properties, Inc., Series A, 6.75%	131,440	3,012,605
Digital Realty Trust, Inc., Series L, 5.20%	151,540	3,214,163
UMH Properties, Inc., Series D, 6.38%	116,080	2,647,785
Vornado Realty Trust, Series M, 5.25%	110,150	1,892,377
		10,766,930
Utilities — 5.46%
Sempra Energy, 5.75%	8,690	197,263
Southern Co. (The), Series A, 4.95%	185,090	3,831,363
Spire, Inc., Series A, 5.90%	157,370	3,894,908
		7,923,534
Total Preferred Stocks (Cost $39,610,055)		39,709,821

	Principal Amount
CORPORATE BONDS — 17.33%

Energy — 2.02%
TransCanada Trust, 5.63%, 5/20/2075	$2,950,000	2,933,703

Financials — 7.18%
Charles Schwab Corp. (The), Series I, 4.00%, 4.00%, 12/31/2049 (H15T5Y + 317.000bps)(a)	6,109,000	5,922,402
Truist Financial Corp., 6.67%, Perpetual	4,510,000	4,496,833
		10,419,235
Real Estate — 2.71%
Crown Castle, Inc., 5.00%, 1/11/2028	3,936,000	3,933,760

Technology — 2.71%
Fidelity National Information Services, Inc., 4.50%, 7/15/2025	3,936,000	3,927,661

Utilities — 2.71%
WEC Energy Group, Inc., 4.75%, 1/9/2026	3,936,000	3,939,636

Total Corporate Bonds (Cost $24,631,673)		25,153,995

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund

Schedule of Investments (continued)

December 31, 2024

	Shares	Fair Value
MONEY MARKET FUNDS - 2.48%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.31%(b)	3,598,164	$3,598,164
Total Money Market Funds (Cost $3,598,164)		3,598,164

Total Investments — 99.58% (Cost $136,833,015)		144,562,702
Other Assets in Excess of Liabilities — 0.42%		610,773
NET ASSETS — 100.00%		$145,173,475

(a)	Rate disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes which are an integral part of these financial statements.

Crawford Funds

Statements of Assets and Liabilities

December 31, 2024

	Crawford Large Cap Dividend Fund	Crawford Small Cap Dividend Fund	Crawford Multi-Asset Income Fund
Assets
Investments in securities at value (cost $29,147,321, $256,163,267 and $136,833,015)	$57,225,040	$330,358,611	$144,562,702
Receivable for fund shares sold	16,221	7,203	—
Receivable for investments sold	290,775	—	—
Dividends and interest receivable	126,842	369,019	744,290
Tax reclaims receivable	1,085	—	—
Prepaid expenses	18,102	22,407	9,431
Total Assets	57,678,065	330,757,240	145,316,423
Liabilities
Payable for fund shares redeemed	45,148	747	—
Payable to Adviser	25,199	243,696	94,371
12b-1 fees accrued - Class C	8,505	—	—
Payable to affiliates	12,325	30,384	16,213
Payable to trustees	5,413	5,413	5,413
Other accrued expenses	23,997	29,367	26,951
Total Liabilities	120,587	309,607	142,948
Net Assets	$57,557,478	$330,447,633	$145,173,475
Net Assets consist of:
Paid-in capital	$28,831,996	$253,945,007	$134,656,942
Accumulated earnings	28,725,482	76,502,626	10,516,533
Net Assets	$57,557,478	$330,447,633	$145,173,475
Class I
Net Assets	$55,074,392	$330,447,633
Shares outstanding (unlimited number of shares authorized, no par value)	3,935,049	6,903,338
Net asset value and offering price per share	$14.00	$47.87
Class C
Net Assets	$2,483,086
Shares outstanding (unlimited number of shares authorized, no par value)	179,193
Net asset value and offering price per share	$13.86

Net Assets			$145,173,475
Shares outstanding (unlimited number of shares authorized, no par value)			5,497,121
Net asset value and offering price per share			$26.41

See accompanying notes which are an integral part of these financial statements.

Crawford Funds

Statements of Operations

For the Year Ended December 31, 2024

	Crawford Large Cap Dividend Fund	Crawford Small Cap Dividend Fund	Crawford Multi-Asset Income Fund
Investment Income
Dividend income	$1,420,516	$6,392,046	$5,264,398
Interest income	—	—	1,276,458
Foreign dividend taxes withheld	(3,468)	(26,886)	(23,894)
Total investment income	1,417,048	6,365,160	6,516,962
Expenses
Adviser	295,450	3,031,182	1,318,802
Fund accounting	49,523	67,399	50,009
Administration	39,677	167,602	74,852
Transfer agent	35,316	40,692	24,731
Registration	35,308	31,316	14,848
12b-1 fees - Class C	25,642	—	—
Legal	21,249	21,250	21,250
Trustee	21,082	21,083	21,083
Audit and tax preparation	20,383	20,133	21,233
Compliance services	12,000	12,000	12,000
Custodian	7,660	32,831	16,740
Report printing	4,715	13,757	5,193
Insurance	3,280	5,324	3,822
Pricing	871	1,456	2,696
Miscellaneous	25,643	28,156	29,809
Total expenses	597,799	3,494,181	1,617,068
Fees contractually waived by Adviser	—	(462,548)	(311,227)
Net operating expenses	597,799	3,031,633	1,305,841
Net investment income	819,249	3,333,527	5,211,121
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	3,296,904	11,707,410	4,568,315
Net change in unrealized appreciation of investment securities and translation of assets and liabilities in foreign currency	2,153,045	15,253,062	4,470,281
Net realized and change in unrealized gain on investments and foreign currency	5,449,949	26,960,472	9,038,596
Net increase in net assets resulting from operations	$6,269,198	$30,293,999	$14,249,717

See accompanying notes which are an integral part of these financial statements.

Crawford Funds

Statements of Changes in Net Assets

	Crawford Large Cap Dividend Fund
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$819,249	$898,271
Net realized gain on investment securities transactions	3,296,904	1,876,688
Net change in unrealized appreciation of investment securities and translation of assets and liabilities in foreign currency	2,153,045	1,085,987
Net increase in net assets resulting from operations	6,269,198	3,860,946

Distributions to Shareholders from Earnings
Class I	(3,600,137)	(2,411,248)
Class C	(138,298)	(86,524)
Total distributions	(3,738,435)	(2,497,772)

Capital Transactions - Class I
Proceeds from shares sold	3,315,100	3,217,994
Reinvestment of distributions	3,155,531	2,001,540
Amount paid for shares redeemed	(8,374,082)	(6,402,412)
Total Class I	(1,903,451)	(1,182,878)
Capital Transactions - Class C
Proceeds from shares sold	—	500
Reinvestment of distributions	137,001	85,796
Amount paid for shares redeemed	(245,715)	(222,932)
Total Class C	(108,714)	(136,636)
Net decrease in net assets resulting from capital transactions	(2,012,165)	(1,319,514)

Total Increase in Net Assets	518,598	43,660

Net Assets
Beginning of year	57,038,880	56,995,220
End of year	$57,557,478	$57,038,880

Share Transactions - Class I
Shares sold	231,900	243,897
Shares issued in reinvestment of distributions	224,568	149,999
Shares redeemed	(584,547)	(485,717)
Total Class I	(128,079)	(91,821)

Share Transactions - Class C
Shares sold	—	37
Shares issued in reinvestment of distributions	9,879	6,474
Shares redeemed	(17,137)	(17,054)
Total Class C	(7,258)	(10,543)

Net decrease in shares outstanding	(135,337)	(102,364)

See accompanying notes which are an integral part of these financial statements.

Crawford Funds

Statements of Changes in Net Assets (continued)

	Crawford Small Cap Dividend Fund
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$3,333,527	$3,494,384
Net realized gain on investment securities transactions	11,707,410	1,583,308
Net change in unrealized appreciation of investment securities and translation of assets and liabilities in foreign currency	15,253,062	33,583,824
Net increase in net assets resulting from operations	30,293,999	38,661,516

Distributions to Shareholders from Earnings
Class I	(12,974,383)	(3,380,687)
Total distributions	(12,974,383)	(3,380,687)

Capital Transactions - Class I
Proceeds from shares sold	38,789,637	16,571,570
Reinvestment of distributions	11,589,083	2,799,736
Amount paid for shares redeemed	(27,681,434)	(46,430,603)
Total Class I	22,697,286	(27,059,297)
Net increase (decrease) in net assets resulting from capital transactions	22,697,286	(27,059,297)

Total Increase in Net Assets	40,016,902	8,221,532

Net Assets
Beginning of year	290,430,731	282,209,199
End of year	$330,447,633	$290,430,731

Share Transactions - Class I
Shares sold	818,281	396,893
Shares issued in reinvestment of distributions	242,662	65,674
Shares redeemed	(592,468)	(1,108,838)
Total Class I	468,475	(646,271)

Net increase (decrease) in shares outstanding	468,475	(646,271)

See accompanying notes which are an integral part of these financial statements.

Crawford Funds

Statements of Changes in Net Assets (continued)

	Crawford Multi-Asset Income Fund
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$5,211,121	$5,901,738
Net realized gain (loss) on investment securities transactions	4,568,315	(1,774,610)
Net change in unrealized appreciation of investment securities and translation of assets and liabilities in foreign currency	4,470,281	2,959,882
Net increase in net assets resulting from operations	14,249,717	7,087,010

Distributions to Shareholders from
Earnings	(5,343,772)	(5,564,463)
Total distributions	(5,343,772)	(5,564,463)

Capital Transactions
Proceeds from shares sold	25,819,823	5,147,659
Reinvestment of distributions	4,519,156	4,549,749
Amount paid for shares redeemed	(6,569,667)	(27,994,820)
Net increase (decrease) in net assets resulting from capital transactions	23,769,312	(18,297,412)

Total Increase (Decrease) in Net Assets	32,675,257	(16,774,865)

Net Assets
Beginning of year	112,498,218	129,273,083
End of year	$145,173,475	$112,498,218

Share Transactions
Shares sold	1,018,313	213,614
Shares issued in reinvestment of distributions	174,410	189,076
Shares redeemed	(251,646)	(1,158,654)

Net increase (decrease) in shares outstanding	941,077	(755,964)

See accompanying notes which are an integral part of these financial statements.

Crawford Large Cap Dividend Fund – Class I

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended December 31,
	2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of year	$13.43	$13.10	$14.62	$12.44	$12.44

Investment operations:
Net investment income	0.21	0.22	0.20	0.18	0.21
Net realized and unrealized gain (loss)	1.32	0.71	(1.30)	2.53	0.65
Total from investment operations	1.53	0.93	(1.10)	2.71	0.86

Less distributions to shareholders from:
Net investment income	(0.21)	(0.22)	(0.20)	(0.18)	(0.21)
Net realized gains	(0.75)	(0.38)	(0.22)	(0.35)	(0.65)
Total distributions	(0.96)	(0.60)	(0.42)	(0.53)	(0.86)

Net asset value, end of year	$14.00	$13.43	$13.10	$14.62	$12.44

Total Return(a)	11.38%	7.22%	(7.43)%	21.91%	7.32%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$55,074	$54,559	$54,437	$59,095	$50,751
Ratio of net expenses to average net assets	0.97%	0.95%	0.92%	0.93%	0.98%
Ratio of expenses to average net assets before waiver or recoupment	0.97%	0.95%	0.92%	0.89%	0.95%
Ratio of net investment income to average net assets	1.43%	1.65%	1.54%	1.28%	1.84%
Portfolio turnover rate	15%	19%	11%	7%	43%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

Crawford Large Cap Dividend Fund – Class C

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended December 31,
	2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of year	$13.30	$12.99	$14.49	$12.33	$12.33

Investment operations:
Net investment income	0.06	0.08	0.07	0.04	0.10
Net realized and unrealized gain (loss)	1.31	0.70	(1.28)	2.51	0.64
Total from investment operations	1.37	0.78	(1.21)	2.55	0.74

Less distributions to shareholders from:
Net investment income	(0.06)	(0.09)	(0.07)	(0.04)	(0.09)
Net realized gains	(0.75)	(0.38)	(0.22)	(0.35)	(0.65)
Total distributions	(0.81)	(0.47)	(0.29)	(0.39)	(0.74)

Net asset value, end of year	$13.86	$13.30	$12.99	$14.49	$12.33

Total Return(a)	10.30%	6.07%	(8.33)%	20.73%	6.26%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$2,483	$2,480	$2,558	$3,171	$3,050
Ratio of net expenses to average net assets	1.97%	1.95%	1.92%	1.96%	1.98%
Ratio of expenses to average net assets before waiver or recoupment	1.97%	1.95%	1.92%	1.89%	1.95%
Ratio of net investment income to average net assets	0.43%	0.65%	0.53%	0.26%	0.84%
Portfolio turnover rate	15%	19%	11%	7%	43%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund – Class I

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended December 31,
	2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of year	$45.13	$39.85	$48.33	$42.48	$41.98

Investment operations:
Net investment income	0.52	0.54	0.50	0.52	0.52
Net realized and unrealized gain (loss)	4.18	5.26	(7.31)	8.83	0.83
Total from investment operations	4.70	5.80	(6.81)	9.35	1.35

Less distributions to shareholders from:
Net investment income	(0.51)	(0.52)	(0.51)	(0.53)	(0.48)
Net realized gains	(1.45)	—	(1.16)	(2.97)	(0.37)
Total distributions	(1.96)	(0.52)	(1.67)	(3.50)	(0.85)

Net asset value, end of year	$47.87	$45.13	$39.85	$48.33	$42.48

Total Return(a)	10.45%	14.62%	(14.12)%	22.06%	3.50%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$330,448	$290,431	$282,209	$345,463	$269,227
Ratio of net expenses to average net assets	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets before waiver or recoupment	1.14%	1.15%	1.14%	1.12%	1.17%
Ratio of net investment income to average net assets	1.09%	1.26%	1.15%	1.07%	1.44%
Portfolio turnover rate	22%	24%	20%	27%	32%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended December 31,
	2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of year	$24.69	$24.34	$25.80	$23.01	$25.74

Investment operations:
Net investment income	1.02	1.22	0.83	0.74	0.79
Net realized and unrealized gain (loss)	1.74	0.28	(1.09)	2.88	(2.68)
Total from investment operations	2.76	1.50	(0.26)	3.62	(1.89)

Less distributions to shareholders from:
Net investment income	(1.04)	(1.15)	(0.87)	(0.83)	(0.82)
Net realized gains	—	—	(0.30)	—	—
Return of capital	—	—	(0.03)	—	(0.02)
Total distributions	(1.04)	(1.15)	(1.20)	(0.83)	(0.84)

Net asset value, end of year	$26.41	$24.69	$24.34	$25.80	$23.01

Total Return(a)	11.35%	6.40%	(1.00)%	15.90%	(7.00)%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$145,173	$112,498	$129,273	$138,692	$106,056
Ratio of net expenses to average net assets	0.99%	0.99%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets before waiver or recoupment	1.23%	1.23%	1.20%	1.20%	1.26%
Ratio of net investment income to average net assets	3.95%	5.04%	3.37%	2.94%	3.67%
Portfolio turnover rate	19%	35%	36%	12%	33%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

Crawford Funds

Notes to the Financial Statements

December 31, 2024

NOTE 1. ORGANIZATION

Crawford Large Cap Dividend Fund (the “Large Cap Dividend Fund”), Crawford Small Cap Dividend Fund (the “Small Cap Dividend Fund”) and Crawford Multi-Asset Income Fund (the “Multi-Asset Income Fund”) (each a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”). The Large Cap Dividend Fund, Small Cap Dividend Fund, and Multi-Asset Income Fund were organized on December 7, 2003, June 21, 2012, and August 7, 2017, respectively. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Funds is Crawford Investment Counsel, Inc. (the “Adviser”). The investment objective of the Large Cap Dividend Fund is total return. The investment objective of the Small Cap Dividend Fund is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. The investment objective of the Multi-Asset Income Fund is to provide current income.

The Large Cap Dividend Fund currently offers two classes of shares: Class I and Class C. Large Cap Dividend Fund Class I shares were first offered to the public on January 5, 2004, and Large Cap Dividend Fund Class C shares were first offered to the public on January 27, 2004. Small Cap Dividend Fund Class I shares were first offered to the public on September 26, 2012. Shares of the Multi-Asset Income Fund were first offered to the public on September 12, 2017. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable Fund and is entitled to such dividends and distributions out of income belonging to the Funds as are declared by the Board.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Crawford Funds

Notes to the Financial Statements (continued)

December 31, 2024

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statements of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The net change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

Crawford Funds

Notes to the Financial Statements (continued)

December 31, 2024

As of and during the fiscal year ended December 31, 2024, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year ended December 31, 2024, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Large Cap Dividend Fund and the Small Cap Dividend Fund each typically distribute substantially all of their net investment income quarterly and net realized capital gains, if any, at least annually. The Multi-Asset Income Fund typically distributes net investment income monthly and any realized net capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net

Crawford Funds

Notes to the Financial Statements (continued)

December 31, 2024

investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values (“NAV”) per share of the Funds.

For the fiscal year ended of December 31, 2024, the Funds made the following reclassifications to increase (decrease) the components of net assets:

	Paid-In Capital	Accumulated Earnings (Deficit)
Small Cap Dividend Fund	$(82)	$82
Multi-Asset Income Fund	(95,618)	95,618

Contingent Deferred Sales Charges – With respect to the Class C shares of the Large Cap Dividend Fund there is no initial sales charge on purchases. However, a contingent deferred sales charge (“CDSC”) of 1.00%, based on the lower of the shares’ cost or current NAV, will be imposed on such purchases if the shares are redeemed within 12 months of purchase. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Large Cap Dividend Fund will first redeem Class C shares not subject to any charge.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use

Crawford Funds

Notes to the Financial Statements (continued)

December 31, 2024

in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Crawford Funds

Notes to the Financial Statements (continued)

December 31, 2024

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser, as Valuation Designee, decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board through its Pricing & Liquidity Committee. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that a Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee,

Crawford Funds

Notes to the Financial Statements (continued)

December 31, 2024

however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2024:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Large Cap Dividend Fund
Common Stocks(a)	$56,535,125	$—	$—	$56,535,125
Money Market Funds	689,915	—	—	689,915
Total	$57,225,040	$—	$—	$57,225,040

Small Cap Dividend Fund
Common Stocks(a)	$316,994,824	$—	$—	$316,994,824
Money Market Funds	13,363,787	—	—	13,363,787
Total	$330,358,611	$—	$—	$330,358,611

Multi-Asset Income Fund
Common Stocks(a)	$76,100,722	$—	$—	$76,100,722
Preferred Stocks(a)	36,110,607	3,599,214	—	39,709,821
Corporate Bonds(a)	—	25,153,995	—	25,153,995
Money Market Funds	3,598,164	—	—	3,598,164
Total	$115,809,493	$28,753,209	$—	$144,562,702

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Crawford Funds

Notes to the Financial Statements (continued)

December 31, 2024

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to each Fund (each an “Agreement”), manages the Funds’ investments. As compensation for its management services, each Fund pays the Adviser a management fee based on its average daily net assets as follows:

	Large Cap Dividend Fund	Small Cap Dividend Fund	Multi-Asset Income Fund
Management fee rate	0.50%	0.99%	1.00%
Management fees earned	$295,450	$3,031,182	$1,318,802
Fees waived	$—	$(462,548)	$(311,227)

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Funds’ business, do not exceed 0.98% of each class of shares of the Large Cap Dividend Fund’s average daily net assets, 0.99% of the Small Cap Dividend Fund’s average daily net assets and 0.99% of the Multi-Asset Income Fund’s average daily net assets. Prior to April 30, 2023, the expense cap for the Multi-Asset Income Fund was 1.00%. The contractual arrangements for the Funds are in place through April 30, 2025 and may not be terminated prior to this date except by the Board of Trustees upon sixty (60) days’ written notice to the Adviser.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the applicable Fund in the three years following the date the particular waiver/ expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

Crawford Funds

Notes to the Financial Statements (continued)

December 31, 2024

Recoverable Through	Large Cap Dividend Fund	Small Cap Dividend Fund	Multi-Asset Income Fund
December 31, 2025	$—	$451,157	$270,163
December 31, 2026	—	441,130	275,878
December 31, 2027	—	462,548	311,227

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees”, which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. Beginning in May 2024, the Interested Trustee began receiving the same compensation as the Independent Trustees.

The Trust, with respect to the Large Cap Dividend Fund’s Class C shares has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Large Cap Dividend Fund pays a fee to the Distributor, the Adviser or other financial institutions of 1.00% of the Class C’s average daily net assets (0.75% to help defray

Crawford Funds

Notes to the Financial Statements (continued)

December 31, 2024

the cost of distributing Class C shares and 0.25% for servicing the Class C shareholders) attributable to the Large Cap Dividend Fund in connection with the promotion and distribution of the Large Cap Dividend Fund’s Class C shares or the provision of personal services to Class C shareholders. These services include, but are not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Large Cap Dividend Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. Pursuant to the Plan, the Board reviews, at least quarterly, a written report of the distribution expenses incurred on behalf of the Funds under the Plan. For the fiscal year ended December 31, 2024, the Large Cap Dividend Fund Class C shares incurred 12b-1 Expenses of $25,642. The Large Cap Dividend Fund owed $8,505 for Class C 12b-1 Expenses as of December 31, 2024.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended December 31, 2024, purchases and sales of investment securities, other than short-term investments, were as follows:

	Purchases	Sales
Large Cap Dividend Fund	$8,635,277	$14,092,541
Small Cap Dividend Fund	70,695,261	66,034,233
Multi-Asset Income Fund	23,660,505	32,872,266

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended December 31, 2024.

NOTE 6. FEDERAL TAX INFORMATION

At December 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Large Cap Dividend Fund	Small Cap Dividend Fund	Multi-Asset Income Fund
Gross unrealized appreciation	$28,376,679	$86,104,192	$15,392,697
Gross unrealized depreciation	(322,684)	(12,378,678)	(7,708,929)
Net unrealized appreciation (depreciation) on investments	$28,053,995	$73,725,514	$7,683,768

Tax cost of investments	$29,171,045	$256,633,097	$136,878,934

Crawford Funds

Notes to the Financial Statements (continued)

December 31, 2024

The tax character of distributions paid for the fiscal years ended December 31, 2024 and December 31, 2023 were as follows:

	Large Cap Dividend Fund		Small Cap Dividend Fund		Multi-Asset Income Fund
	2024	2023	2024	2023	2024	2023
Distributions paid from:
Ordinary income(a)	$805,807	$914,490	$3,388,624	$3,300,030	$5,343,772	$5,564,463
Long-term capital gains	2,932,628	1,583,282	9,585,759	80,657	—	—
Total distributions paid	$3,738,435	$2,497,772	$12,974,383	$3,380,687	$5,343,772	$5,564,463

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At December 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Large Cap Dividend Fund	Small Cap Dividend Fund	Multi-Asset Income Fund
Undistributed ordinary income	$13,442	$366,721	$767,268
Undistributed long-term capital gains	658,111	2,410,391	2,065,794
Unrealized appreciation on investments	28,053,929	73,725,514	7,683,471
Total accumulated earnings	$28,725,482	$76,502,626	$10,516,533

The difference between book-basis and tax-basis of unrealized appreciation (depreciation) is primarily attributable to tax deferral of losses on wash sales, differences related to partnership investments and the return of capital adjustments from underlying investments.

For the year ended December 31, 2024, the Multi-Asset Income Fund utilized long-term capital loss carryforwards of $1,565,064.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of December 31, 2024, the Small Cap Dividend Fund had 29.05% of the value of its net assets invested in stocks within the Industrials sector. As of December 31, 2024, the Multi-Asset Income Fund had 25.90% of the value of its net assets invested in stocks within the Financials sector.

Crawford Funds

Notes to the Financial Statements (continued)

December 31, 2024

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Crawford Funds and

Board of Trustees of Unified Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Crawford Funds, comprising Crawford Large Cap Dividend Fund, Crawford Small Cap Dividend Fund, and Crawford Multi-Asset Income Fund, each a series of Unified Series Trust (the “Funds”), as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 28, 2025

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Funds designate the following percentage or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

	Large Cap Dividend Fund	Small Cap Dividend Fund	Multi-Asset Income Fund
Qualified Dividend Income	100%	100%	69%

Qualified Business Income. The Funds designate the following percentage of ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

	Large Cap Dividend Fund	Small Cap Dividend Fund	Multi-Asset Income Fund
Qualified Business Income	—%	—%	—%

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Funds’ calendar year 2024 ordinary income dividends, the following percentage qualifies for the corporate dividends received deduction.

	Large Cap Dividend Fund	Small Cap Dividend Fund	Multi-Asset Income Fund
Dividends Received Deduction	100%	100%	73%

The Funds designate the following amounts as long-term capital gains distributions. The amounts designated may not agree with long-term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

	Large Cap Dividend Fund	Small Cap Dividend Fund	Multi-Asset Income Fund
Long-Term Capital Gains Distributions	$2,932,628	$9,585,759	$—

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Crawford Large Cap Dividend Fund (“Large Cap Fund”), the Crawford Small Cap Dividend Fund (“Small Cap Fund”), and the Crawford Multi-Asset Income Fund (“Multi-Asset Fund”) (together, the “Funds” and each, a “Fund”) are series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or “Trustees”) oversees the management of the Funds and, as required by law, has considered the renewal of each Fund’s management agreement with its investment adviser, Crawford Investment Counsel, Inc. (“Crawford”). In connection with such renewals, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances.

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the continuance of the management agreements.

The Trustees held a teleconference on August 14, 2024 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the management agreements between the Trust and Crawford. At the Trustees’ quarterly meeting held in August 2024, the Board interviewed certain executives of Crawford, including Crawford’s Chief Compliance Officer, Managing Director of Equity Investments, Chief Operating Officer, Director of Institutional Business Development & Client Service, and Client Service Officer. They also received a compliance review from the Trust CCO. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Crawford (the “Independent Trustees”), approved the renewal of the management agreements between the Trust and Crawford for an additional year. The Trustees’ renewal of each Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and not as the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Crawford provides to the Funds, which include, but are not limited to, providing a continuous investment program for the Funds, adhering to the Funds’ investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Funds. The Trustees considered the qualifications and experience of Crawford’s portfolio managers who are responsible for the day-to-day management of the Funds’

Additional Information (Unaudited) (continued)

portfolios, as well as the qualifications and experience of the other individuals at Crawford who provide services to the Funds. They discussed succession planning, cybersecurity and testing, disaster recovery, and compliance with Crawford’s CCO, the Trust CCO, and other members of the management team during the meeting. The Trustees concluded that they were pleased with the consistency, great service and quality of process and product for the nature, extent, and quality of investment management services provided by Crawford to the Funds.

(ii) Fund Performance. The Trustees next reviewed and discussed the Funds’ performance for various periods ended June 30, 2024. The Trustees discussed each Fund’s performance with management, including the investment strategy, focus on risk controls, and Crawford’s active management. The representatives from Crawford responded to all questions from the Trustees. The Trustees noted that the Crawford is value-oriented and focused on long-term results. They then concluded they were satisfied with each Fund’s performance, as well as Crawford’s discussion and explanations related to any underperformance.

The Trustees observed that the Large Cap Fund Institutional Class had underperformed its benchmark, the Russell 1000 Value Index, its peer group, and Morningstar Large Blend category across all periods. The Board noted that Crawford attributed recent underperformance to a lack of exposure to energy, financials and industrials which were among the strongest performing sectors within the benchmark. The Board noted Crawford’s explanation that relative underperformance over the three-year, five-year, and since inception periods was attributable to the Large Cap Fund’s strategy to invest in high quality companies with consistent business models and a track-record of paying dividends, and that such strategy allows the Fund to partially participate in the upside while delivering both lower volatility and downside protection. The Trustees noted that the Large Cap Fund slightly underperformed a composite of other accounts managed by Crawford using a substantially similar strategy for the one-year, three-year, and five- year periods but that it slightly outperformed the composite for the ten-year period.

The Trustees noted that the Small Cap Fund had underperformed its benchmark, the Russell 2000 Index, peer group, and Morningstar Small Blend category over the one-year and five-year periods but had outperformed its benchmark and Morningstar category for the three-year period. The Trustees also observed the Small Cap Fund had the same returns as its peer group over the three-year period. The Trustees noted that the Small Cap Fund had underperformed the median returns of its peer group and Morningstar Small Blend category for the since inception period but had outperformed its benchmark for the same period. The Board noted Crawford’s explanation that relative underperformance over the one-year period was attributable to the Small Cap Fund not holding two technology stocks that experienced rapid growth in the first quarter of 2024 and contributed significantly to the benchmark’s return. They also noted Crawford’s commitment to investing in companies with durable business models, solid financial characteristics, and shareholder-oriented capital policies, which Crawford believes is well suited for an increasingly volatile environment. The Trustees reviewed the performance for a composite of other accounts managed by Crawford using a similar strategy, observing that the Small Cap Fund underperformed the strategies across all periods.

The Trustees observed that the Multi-Asset Fund had outperformed its benchmark, the NASDAQ U.S. Multi-Asset Diversified Income Index, for the five-year and since inception periods but underperformed its benchmark for the one-year and three-year periods. The Trustees noted that the Multi-Asset Fund had underperformed the median returns of its Morningstar Moderate Allocation

Additional Information (Unaudited) (continued)

category and peer group for the one-year, five-year and since inception periods but outperformed over the three-year period. The Board acknowledged Crawford’s explanation that the peer group and Morningstar category provided lower levels of income and allocations to alternative sources of income compared to the Multi-Asset Fund and as a result its benchmark was a more apt comparison for relative performance. The Board noted Crawford’s position that it underperformed the benchmark due to the Fund’s strategy focusing on high-yielding companies with sustainable business models, durable growth, pricing power, and a competitive advantage, which underperformed relative to lower-quality companies in the benchmark. The Trustees also acknowledged Crawford’s commitment to manage the portfolio to strike a favorable balance between current income and risk mitigation. The Trustees observed that the Multi-Asset Fund slightly underperformed a composite of other accounts managed by Crawford using a substantially similar strategy across all periods.

The Trustees noted Crawford’s discussion of how each Fund’s portfolio differs from the typical portfolios in their respective peer group, Morningstar category, and benchmark, and the corresponding impact on relative performance. It was the consensus of the Trustees that Crawford is managing the Funds successfully from a performance standpoint.

(iii) Fee Rate and Profitability. With respect to each Fund, the Trustees reviewed a fee and expense comparison for each Fund’s peer group and Morningstar category. The Trustees observed that the management fee for the Large Cap Fund was lower than the averages and medians of its peer group and the Morningstar Large Blend category but that its net expense ratio was higher than the averages and medians of its peer group and Morningstar category. The Board acknowledged Crawford’s position that its net expense ratio was in line with the two peer funds that were most similar in size to the Large Cap Fund. The Trustees observed that the Large Cap Fund’s management fee was comparable to the fee charged by Crawford for similarly managed accounts.

The Trustees observed that the management fee and net expense ratio for the Small Cap Fund were higher than the averages and medians of its peer group and Morningstar Small Blend category. The Board acknowledged Crawford’s assertion that the net expense ratio was comparable to two funds that are most similar in size to the Small Cap Fund. The Trustees observed that the Small Cap Fund’s management fee was comparable to the fee charged by Crawford for similarly managed accounts.

The Trustees observed that the management fee for the Multi-Asset Fund was higher than the averages and medians of its peer group and the Morningstar Moderate Allocation category. The Trustees further observed that the Multi-Asset Fund’s net expense ratio was slightly lower than its peer group average but higher than the peer group median and higher than the average and median of its Morningstar category. The Board recalled Crawford’s explanation that its fees and expenses were attributable to the expertise and resources involved in effectively implementing the Multi-Asset Fund’s strategy. The Trustees commented that the Multi-Asset Fund’s management fee and expenses were comparable to the fee and expenses charged by Crawford for its similarly managed accounts.

The Trustees also considered profitability analyses prepared by Crawford with respect to its management of each Fund, which indicated that, before deduction of marketing expenses, Crawford is not earning a profit as a result of managing any Fund. The Board also reviewed Crawford’s profitability analysis from the prior year and examined whether there were any material differences in expenses year over year. They also discussed profitability with Crawford and considered its financial status.

Additional Information (Unaudited) (continued)

The Trustees also recalled their review of the Large Cap Fund’s 12b-1 Plan at this meeting and considered other potential benefits that Crawford may receive in connection with its management of the Fund. The Board considered the benefits Crawford could derive from its soft dollar arrangements. After considering the above information, the Trustees concluded that the current management fee for each Fund represents reasonable compensation in light of the nature and quality of Crawford’s services to each Fund.

(iv) Economies of Scale. In determining the reasonableness of the management fees, the Trustees also considered the extent to which Crawford may realize economies of scale as each Fund grows larger. The Trustees determined that, in light of the size of each Fund and the fact that Crawford is not yet profitable in managing any Fund, it is premature to reduce the management fees or introduce breakpoints in the management fees at this time.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (800) 431-1716 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Daniel J. Condon, Chair David R. Carson Kenneth G.Y. Grant Freddie Jacobs, Jr. Catharine B. McGauley Ronald C. Tritschler	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS Martin R. Dean, President Gweneth K. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, 20th Floor Cincinnati, OH 45202

INVESTMENT ADVISER Crawford Investment Counsel, Inc. 600 Galleria Parkway SE Suite 1650 Atlanta, GA 30339	CUSTODIAN Huntington National Bank 41 South High Street Columbus, OH 43215

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fees and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	3/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	3/4/2025

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Financial Officer

Date	3/4/2025